STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		230,279
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		294,923
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		108,580
				633,782
Asset-Backed Certificates - .6%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		509,389
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	435,000		435,415
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	395,000	[a]	400,851
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	495,000	[a]	496,136
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	36,376	[a]	36,452
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		202,333
				2,080,576
Asset-Backed Certificates/Auto Receivables - .6%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	108,189		108,619
Hertz Vehicle Financing, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[a]	579,051
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	116,999		118,297
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	314,218	[a]	321,389
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	22,236	[a]	22,401
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	292,862	[a]	298,009
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	383,501
OSCAR US Funding XII, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	378,999
				2,210,266
Automobiles & Components - .2%
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	280,000		277,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Automobiles & Components - .2% (continued)
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	280,000		285,653
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	204,942
				768,314
Banks - 2.2%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		207,650
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	110,000		109,571
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		236,505
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		115,425
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		284,220
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		73,964
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		221,001
BNP Paribas, Sr. Unscd. Notes	1.68	6/30/2027	250,000	[a]	251,240
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		349,547
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		339,262
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		277,275
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	281,938
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		255,158
HSBC Holdings, Sr. Unscd. Notes	2.80	5/24/2032	295,000		304,786
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		215,041
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		185,618
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		448,163
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		284,076
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		216,253
KfW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		581,823
Lloyds Banking Group, Sr. Unscd. Notes	1.63	5/11/2027	280,000		281,153
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		92,624
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		325,474
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		83,249
NatWest Group, Sr. Unscd. Notes	1.64	6/14/2027	200,000		201,325
NatWest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		271,069
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		242,553
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		213,003
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.72	11/29/2023	395,000	[b]	406,645

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Banks - 2.2% (continued)
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		279,300
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		215,880
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		367,060
				8,217,851
Beverage Products - .2%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		125,289
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		230,069
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	235,000		247,616
Keurig Dr. Pepper, Gtd. Notes	3.20	5/1/2030	280,000		305,313
Keurig Dr. Pepper, Gtd. Notes	4.06	5/25/2023	17,000		18,035
				926,322
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000		247,551
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		259,010
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		180,435
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		76,681
				516,126
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	424,802
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000	[c]	177,445
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000		149,197
				751,444
Commercial Mortgage Pass-Through Certificates - 1.4%
Benchmark Mortgage Trust, Ser. 2020-B22, Cl. A5	1.97	1/15/2054	560,000		562,566
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.17	12/15/2037	225,000	[a,b]	225,777
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		110,532
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		516,968
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		146,103
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	264,114
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		487,291
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		384,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Commercial Mortgage Pass-Through Certificates - 1.4% (continued)
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		257,965
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.80	6/15/2034	335,000	[a,b]	335,352
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.18	7/10/2046	220,000		232,336
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		235,776
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		318,369
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	0.68	7/15/2058	187,500	[a,b]	187,688
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	0.70	1/21/2070	137,500	[a,b]	137,649
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	240,098	[a]	244,777
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		211,496
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		141,414
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	205,000		216,412
				5,217,033
Consumer Discretionary - .1%
Marriott International, Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	205,000		209,308
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		121,081
Diversified Financials - .5%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		222,720
Air Lease, Sr. Unscd. Notes	1.88	8/15/2026	215,000		215,801
Air Lease, Sr. Unscd. Notes	2.88	1/15/2026	135,000		142,020
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		136,933
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		192,246
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000		554,114
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	168,156
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		109,196
				1,741,186
Energy - .8%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	282,453
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000		312,905

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 31.3% (continued)
Energy - .8% (continued)
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000	324,733
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000	199,782
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000	[c] 187,824
Energy Transfer, Sr. Unscd. Notes	4.90	2/1/2024	225,000	243,482
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	196,487
Equinor, Gtd. Notes	3.25	11/18/2049	130,000	140,830
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000	169,975
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000	296,577
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000	123,531
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000	258,858
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000	81,786
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000	291,011
				3,110,234
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000	105,009
Waste Management, Gtd. Notes	2.00	6/1/2029	145,000	147,765
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000	109,985
				362,759
Food Products - .0%
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	180,000	176,653
Foreign Governmental - .3%
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000	397,290
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000	237,644
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000	[c] 308,881
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	70,532
				1,014,347
Health Care - 1.4%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000	236,795
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000	240,636
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000	139,233
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000	269,615
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000	154,059
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000	238,809
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	148,333
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	90,061
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	144,399
Cigna, Gtd. Notes	4.38	10/15/2028	295,000	344,508

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Health Care - 1.4% (continued)
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000		226,887
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	50,000		57,623
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000		464,042
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		189,686
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		82,730
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		141,781
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		66,901
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		121,561
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		67,472
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		42,538
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		47,538
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		62,119
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000		107,833
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	325,000		317,317
Takeda Pharmaceutical, Sr. Unscd. Notes	2.05	3/31/2030	255,000		254,494
Takeda Pharmaceutical, Sr. Unscd. Notes	3.03	7/9/2040	355,000		367,206
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		162,982
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		207,017
Viatris, Gtd. Notes	2.70	6/22/2030	100,000	[a]	102,411
				5,096,586
Information Technology - .1%
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		234,581
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000		109,876
				344,457
Insurance - .9%
American International Group, Sr. Unscd. Notes	3.90	4/1/2026	120,000		133,432
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		251,103
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	276,616
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	242,673
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	213,667
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	593,425
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	265,026
New York Life Insurance, Sub. Notes	3.75	5/15/2050	205,000	[a]	237,184

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Insurance - .9% (continued)
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	378,299
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	272,601
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	163,400
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		155,704
				3,183,130
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		216,722
Media - .4%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		209,440
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		352,666
Comcast, Gtd. Notes	2.89	11/1/2051	210,000	[a]	209,293
Comcast, Gtd. Notes	6.50	11/15/2035	43,000		63,023
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	289,030
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		59,058
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		374,076
				1,556,586
Metals & Mining - .0%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000		97,425
Municipal Securities - .6%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		48,589
California, GO, Ser. A	2.38	10/1/2026	230,000		245,156
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		42,058
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		164,522
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		26,868
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		172,551
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		122,855
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000		271,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Municipal Securities - .6% (continued)
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		299,060
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		14,482
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		269,057
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		184,208
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		68,181
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		68,168
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		52,496
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		142,813
				2,192,123
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000		250,862
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000		195,071
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	90,000		90,476
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000		146,314
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000		237,046
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	195,000		193,659
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000		36,730
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000		89,408
Equinix, Sr. Unscd. Notes	2.50	5/15/2031	310,000		318,167
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000		251,640
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000		41,819
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000		123,767
SBA Tower Trust, Notes	2.84	1/15/2025	210,000	[a]	219,670
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000		251,042
Spirit Realty, Gtd. Notes	2.10	3/15/2028	340,000		341,842
VEREIT Operating Partnership, Gtd. Notes	2.85	12/15/2032	225,000		238,262
WP Carey, Sr. Unscd. Notes	2.25	4/1/2033	295,000		288,556

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 31.3% (continued)
Real Estate - .9% (continued)
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	175,000	175,974
				3,490,305
Retailing - .5%
7-Eleven, Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a] 265,232
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000	223,005
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	125,299
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000	111,081
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000	90,438
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000	386,740
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	280,626
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	295,767
				1,778,188
Semiconductors & Semiconductor Equipment - .1%
Broadcom, Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a] 238,983
Supranational Bank - ..2%
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	177,217
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000	321,189
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	309,792
				808,198
Technology Hardware & Equipment - .2%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000	139,546
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000	445,896
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	155,351
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	105,000	119,661
				860,454
Telecommunication Services - .7%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000	[a] 440,585
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000	110,430
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000	288,769
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000	102,099
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	187,500	[a] 200,569
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000	188,514
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000	158,226
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000	302,851
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000	50,909
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000	159,692
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000	569,939
				2,572,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		405,204
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		223,261
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		249,180
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		154,287
				1,031,932
U.S. Government Agencies Collateralized Mortgage Obligations - .1%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	278,154
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	270,357
				548,511
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	645,146
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	622,964
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	856,172
				2,124,282
U.S. Government Agencies Mortgage-Backed - 7.4%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-6/1/2051			1,504,000	[d]	1,525,974
2.50%, 11/1/2027-9/1/2050			1,797,466	[d]	1,874,062
3.00%, 6/1/2031-12/1/2046			761,379	[d]	806,538
3.50%, 12/1/2041-9/1/2049			1,470,234	[d]	1,580,475
5.50%, 1/1/2036			37,404	[d]	43,429
Federal National Mortgage Association:
1.50%, 3/1/2051			569,014	[d]	559,767
2.00%, 12/1/2045-4/1/2051			3,649,388	[d]	3,704,437
2.50%, 9/1/2028-2/1/2051			3,374,317	[d]	3,514,218
3.00%, 6/1/2028-12/1/2050			5,227,043	[d]	5,507,791
3.50%, 8/1/2034-10/1/2050			3,342,220	[d]	3,573,161
4.00%, 7/1/2042-5/1/2050			1,178,429	[d]	1,288,471
4.50%, 2/1/2039-9/1/2049			1,277,610	[d]	1,412,928

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
U.S. Government Agencies Mortgage-Backed - 7.4% (continued)
5.00%, 4/1/2035-12/1/2048			437,914	[d]	490,744
5.50%, 9/1/2034-5/1/2039			29,676	[d]	33,499
8.00%, 3/1/2030			89	[d]	89
Government National Mortgage Association I:
5.50%, 4/15/2033			10,220		11,927
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			552,813		584,948
4.00%, 10/20/2047-1/20/2048			365,386		389,439
4.50%, 7/20/2048			129,303		138,120
				27,040,017
U.S. Government Agencies Obligations - .2%
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[d]	592,807
U.S. Treasury Securities - 7.9%
U.S. Treasury Bonds	2.38	5/15/2051	3,010,000		3,324,874
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.05%	0.09	1/31/2023	3,415,000	[b]	3,417,185
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.11%	0.16	4/30/2022	250,000	[b]	250,184
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	185,714	[e]	245,500
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2030	646,411	[e]	725,095
U.S. Treasury Notes	0.13	5/31/2023	6,370,000		6,365,023
U.S. Treasury Notes	0.38	7/15/2024	10,340,000		10,339,596
U.S. Treasury Notes	1.25	4/30/2028	4,190,000		4,247,449
				28,914,906
Utilities - 1.1%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		159,243
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		104,607
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		188,211
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		181,710
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		298,529
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		122,616
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		274,631
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		250,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 31.3% (continued)
Utilities - 1.1% (continued)
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		547,376
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		130,390
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		151,839
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		323,515
NRG Energy, Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	447,534
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		109,158
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		37,362
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		40,850
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		266,823
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000		272,907
				3,907,762
Total Bonds and Notes (cost $110,491,537)			114,900,790
Description			Shares		Value ($)
Common Stocks - 65.2%
Aerospace & Defense - 1.7%
Howmet Aerospace			78,942		2,506,409
L3Harris Technologies			5,894		1,373,361
Northrop Grumman			3,683		1,354,239
The Boeing Company			4,326	[f]	949,557
				6,183,566
Agriculture - .5%
Philip Morris International			19,121		1,969,463
Automobiles & Components - 1.0%
General Motors			10,414	[f]	510,390
Tesla			4,386	[f]	3,226,868
				3,737,258
Banks - 1.2%
JPMorgan Chase & Co.			12,538		2,005,453
U.S. Bancorp			9,784		561,504
Wells Fargo & Co.			41,197		1,882,703
				4,449,660
Beverage Products - .3%
CVS Health			13,883		1,199,352
Building Materials - .4%
Carrier Global			24,862		1,432,051
Chemicals - .7%
CF Industries Holdings			32,452		1,473,970

Description	Shares		Value ($)
Common Stocks - 65.2% (continued)
Chemicals - .7% (continued)
Martin Marietta Materials	2,474		943,213
		2,417,183
Commercial & Professional Services - .6%
Square, Cl. A	7,930	[c,f]	2,125,795
Consumer Discretionary - .6%
Dolby Laboratories, Cl. A	11,312		1,121,132
Las Vegas Sands	24,774	[f]	1,105,168
		2,226,300
Consumer Durables & Apparel - .2%
VF	11,882		908,617
Diversified Financials - 5.3%
Ameriprise Financial	14,939		4,077,003
Capital One Financial	15,487		2,570,377
LPL Financial Holdings	5,839		863,296
Morgan Stanley	19,608		2,047,663
The Charles Schwab	37,396		2,724,299
The Goldman Sachs Group	1,771		732,326
Visa, Cl. A	19,204	[c]	4,399,636
Voya Financial	31,984	[c]	2,078,320
		19,492,920
Electronic Components - 1.1%
AMETEK	13,750		1,869,588
Hubbell	5,639		1,162,254
Quanta Services	11,053		1,128,511
		4,160,353
Energy - 2.9%
Devon Energy	60,852		1,798,177
EQT	113,331	[f]	2,077,357
Exxon Mobil	39,786		2,169,133
Hess	19,379		1,332,306
Marathon Petroleum	31,907		1,891,128
NextEra Energy Partners	15,611	[c]	1,247,787
		10,515,888
Food & Staples Retailing - .4%
Sysco	16,744		1,333,660
Food Service - .2%
Aramark	24,787		862,340
Health Care - 11.8%
AbbVie	34,650		4,185,027
Alcon	14,110	[c]	1,163,652
Becton Dickinson & Co.	3,790		953,943
Biogen	1,363	[f]	461,934
Centene	20,508	[f]	1,291,594
Danaher	11,310		3,666,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 65.2% (continued)
Health Care - 11.8% (continued)
Dentsply Sirona	17,934		1,106,528
DexCom	3,211	[f]	1,699,968
Edwards Lifesciences	12,515	[f]	1,466,508
Elanco Animal Health	26,105	[f]	871,385
Eli Lilly & Co.	18,009		4,651,545
HCA Healthcare	3,459		875,058
Horizon Therapeutics	21,266	[f]	2,298,642
Intuitive Surgical	2,467	[f]	2,599,133
Laboratory Corp. of America Holdings	3,976	[f]	1,206,239
Masimo	4,163	[f]	1,130,421
McKesson	5,584		1,139,918
Medtronic	23,872		3,186,435
Organon & Co.	33,729		1,143,076
Seagen	6,970	[f]	1,168,172
Teleflex	3,273		1,294,341
United Therapeutics	2,834	[f]	608,970
UnitedHealth Group	5,250		2,185,418
Viatris	39,324		575,310
Zimmer Biomet Holdings	15,929		2,396,518
		43,325,985
Industrial - 2.5%
Eaton	10,560		1,777,882
Ingersoll Rand	64,362	[f]	3,412,473
Rockwell Automation	5,552		1,806,898
Trane Technologies	10,313		2,047,131
		9,044,384
Information Technology - 6.8%
Ansys	3,875	[f]	1,415,770
CACI International, Cl. A	2,186	[f]	562,982
Fiserv	7,034	[f]	828,535
HubSpot	2,867	[f]	1,962,376
Microsoft	35,382		10,681,118
PayPal Holdings	10,477	[f]	3,024,291
salesforce.com	10,272	[f]	2,724,853
Snowflake, Cl. A	4,046	[f]	1,231,400
Twilio, Cl. A	3,319	[f]	1,184,750
Zoom Video Communications, CI. A	4,437	[f]	1,284,512
		24,900,587
Insurance - 2.8%
Aon, Cl. A	5,279		1,514,334
Assurant	16,922		2,878,601
Berkshire Hathaway, Cl. B	11,813	[f]	3,375,801
Equitable Holdings	18,917		586,616

Description	Shares		Value ($)
Common Stocks - 65.2% (continued)
Insurance - 2.8% (continued)
Principal Financial Group	8,774		586,191
Willis Towers Watson	5,784		1,276,644
		10,218,187
Internet Software & Services - 10.1%
Alphabet, Cl. A	1,458	[f]	4,219,379
Alphabet, Cl. C	3,505	[f]	10,196,886
Amazon.com	2,673	[f]	9,277,422
Booking Holdings	1,439	[f]	3,309,225
Facebook, Cl. A	10,015	[f]	3,799,491
Farfetch, Cl. A	17,391	[f]	727,987
Match Group	7,302	[f]	1,003,587
Pinterest, Cl. A	25,318	[f]	1,406,921
Snap, Cl. A	26,791	[f]	2,039,063
Uber Technologies	31,408	[f]	1,229,309
		37,209,270
Media - .5%
Comcast, Cl. A	28,403		1,723,494
Metals & Mining - 1.0%
Alcoa	60,096	[f]	2,666,460
Freeport-McMoRan	30,111		1,095,739
		3,762,199
Retailing - .2%
Expedia Group	6,431	[f]	929,280
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials	23,897		3,229,202
Marvell Technology	24,679		1,510,108
Microchip Technology	9,549		1,502,631
NVIDIA	22,621		5,063,711
		11,305,652
Technology Hardware & Equipment - 5.7%
Apple	65,648		9,967,336
Ciena	18,792	[f]	1,073,587
Corning	27,402		1,095,806
CrowdStrike Holdings, CI. A	5,238	[f]	1,471,878
F5 Networks	5,273	[f]	1,073,425
Qualcomm	25,265		3,706,123
Zebra Technologies, Cl. A	4,191	[f]	2,460,829
		20,848,984
Telecommunication Services - 1.3%
Cisco Systems	46,776		2,760,720
Nokia, ADR	177,650	[f]	1,058,794
Vodafone Group, ADR	53,433	[c]	912,101
		4,731,615

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 65.2% (continued)
Transportation - .5%
FedEx		3,117	828,156
Union Pacific		4,917	1,066,202
			1,894,358
Utilities - 1.8%
Clearway Energy, Cl. C		30,374	953,440
Exelon		63,010	3,088,750
PPL		35,635	1,045,887
The AES		61,011	1,456,333
			6,544,410
Total Common Stocks (cost $165,354,292)		239,452,811
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,070,330)	0.06	12,070,330	[g] 12,070,330

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,316,340)	0.02	1,316,340	[g] 1,316,340
Total Investments (cost $289,232,499)		100.2%	367,740,271
Liabilities, Less Cash and Receivables		(0.2%)	(794,022)
Net Assets		100.0%	366,946,249

ADR—American Depository Receipt

GO—General Obligation

LIBOR—London Interbank Offered Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities were valued at $10,981,875 or 2.99% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At August 31, 2021, the value of the fund’s securities on loan was $12,356,147 and the value of the collateral was $12,686,746, consisting of cash collateral of $1,316,340 and U.S. Government & Agency securities valued at $11,370,406.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Asset-Backed Securities	−	4,290,842	−	4,290,842
Commercial Mortgage-Backed	−	5,217,033	−	5,217,033
Corporate Bonds	−	42,965,922	−	42,965,922
Equity Securities―Common Stocks	239,452,811	−	−	239,452,811
Foreign Governmental	−	1,014,347	−	1,014,347
Investment Companies	13,386,670	−	−	13,386,670
Municipal Securities	−	2,192,123	−	2,192,123
U.S. Government Agencies Collateralized Mortgage Obligations	−	548,511	−	548,511
U.S. Government Agencies Collateralized Municipal-Backed Securities	−	2,124,282	−	2,124,282
U.S. Government Agencies Mortgage-Backed	−	27,040,017	−	27,040,017
U.S. Government Agencies Obligations	−	592,807	−	592,807
U.S. Treasury Securities	−	28,914,906	−	28,914,906
Other Financial Instruments:
Futures††	5,850	−	−	5,850
Liabilities ($)
Other Financial Instruments:
Futures††	(37,311)	−	−	(37,311)

†  See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

August 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	5	12/31/2021	1,100,830	1,101,641	811
U.S. Treasury Ultra Long Bond	37	12/21/2021	7,329,158	7,299,406	(29,752)
Futures Short
U.S. Treasury 5 Year Notes	40	12/31/2021	4,941,191	4,948,750	(7,559)
Ultra 10 Year U.S. Treasury Notes	12	12/21/2021	1,781,227	1,776,188	5,039
Gross Unrealized Appreciation				5,850
Gross Unrealized Depreciation				(37,311)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At August 31, 2021, accumulated net unrealized appreciation on investments was $78,507,772, consisting of $80,844,587 gross unrealized appreciation and $2,336,815 gross unrealized depreciation

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.